PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment

The composition of property and equipment is as follows:

	December 31,
	2019	2020

Cost:
Computers, software and related equipment *)	$17,470	$25,828
Leasehold improvements	6,775	7,490
Office furniture and equipment	4,369	3,870

	28,614	37,188

Less - accumulated depreciation	12,142	18,651

Depreciated cost	$16,472	$18,537

*) For the years ended December 31, 2019 and 2020, the Company capitalized $2,397 and $3,369 including $193 and $612 of share-based compensation costs, relating to its internal use software development, respectively.